Regulatory Matters (Reconciliation Of The Statutory Gain From Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Statutory gain from operations									$ 125.8	$ 195.5	$ 224.5
GAAP net income	38.6	47.0	17.8	33.3	51.3	45.2	40.2	49.2	136.7	185.9	205.5
Future Policy Benefits And Other Policyholder Funds [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP net income:									48.0	11.6	(2.1)
DAC And VOBA, Net Of Amortization [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP net income:									19.2	21.9	17.9
Deferred Income Taxes [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP net income:									(42.1)	6.2	15.1
Current Income Taxes [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP net income:									24.7	1.3	(4.6)
Earnings Of StanCorp And Its Non-Insurance Subsidiaries [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP net income:									(18.9)	(45.3)	(27.5)
Reinsurance Ceding Commission [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP net income:									(15.2)	(16.1)	(13.9)
Reserve Increase Due To Change In Valuation Basis [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP net income:											(8.1)
Deferred Capital Gains (Interest Maintenance Reserve) [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP net income:									7.2	11.6	4.1
Other, Net [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP net income:									$ (12.0)	$ (0.8)	$ 0.1